Investment Objectives and Goals - State Street SPDR UC Investments 90 10 Endowment Strategy Index ETF	Sep. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® SPDR® UC Investments 90/10 Endowment Strategy Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR UC Investments 90/10 Endowment Strategy Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index composed of underlying indices that track the performance of large capitalization exchange traded U.S. equity securities and short duration, U.S. investment grade corporate bonds.